Reinsurance (Details) $ in Millions		12 Months Ended
	Jan. 01, 2022 USD ($) layer	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Reinsurance Retention Policy [Line Items]
Excess retention, amount reinsured			$ 83.0
Amount retained		£ 1,000,000	$ 7.0
Reinsured risk, percentage		25.00%	25.00%	25.00%
Subsequent Event
Reinsurance Retention Policy [Line Items]
Excess retention, amount reinsured	$ 100.0
Amount retained	$ 10.0
Number of coverage layers | layer	3
Catastrophe Reinsurance, Top Layer
Reinsurance Retention Policy [Line Items]
Excess retention, amount reinsured			$ 10.0
Amount retained			80.0
Catastrophe Reinsurance, Top Layer | Subsequent Event
Reinsurance Retention Policy [Line Items]
Excess retention, amount reinsured	$ 50.0
Amount retained	10.0
Catastrophe Reinsurance, Top Layer, Additional Coverage
Reinsurance Retention Policy [Line Items]
Excess retention, amount reinsured			10.0
Amount retained			$ 10.5
Catastrophe Reinsurance, Top Layer, Additional Coverage | Subsequent Event
Reinsurance Retention Policy [Line Items]
Excess retention, amount reinsured	10.0
Amount retained	12.5
Catastrophe Reinsurance, Middle Layer | Subsequent Event
Reinsurance Retention Policy [Line Items]
Excess retention, amount reinsured	30.0
Amount retained	60.0
Catastrophe Reinsurance, Bottom Layer | Subsequent Event
Reinsurance Retention Policy [Line Items]
Excess retention, amount reinsured	10.0
Amount retained	$ 90.0